Investments	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments

3.	Investments

The following are the classes and major categories of the Plan’s investments at December 31, 2025 and 2024 grouped by the fair value hierarchy:

	Fair Value Measurements at Reporting Date Using

	Level 1	Level 2	Other Investments Measured at NAV*	Total
As of December 31, 2025:
Interest-bearing cash	$419,709	$-0-	$-0-	$419,709
Mutual funds	6,854,650	-0-	-0-	6,854,650
Common stocks	11,305,979	-0-	-0-	11,305,979
Common/collective trust	-0-	-0-	15,894,287	15,894,287
Pooled separate accounts	-0-	1,172,060	-0-	1,172,060
Total investments	$18,580,338	$1,172,060	$15,894,287	$35,646,685

As of December 31, 2024:
Interest-bearing cash	$5,800	$-0-	$-0-	$5,800
Mutual funds	5,863,874	-0-	-0-	5,863,874
Common stocks	12,316,940	-0-	-0-	12,316,940
Common/collective trust	-0-	-0-	13,259,771	13,259,771
Pooled separate accounts	-0-	993,092	-0-	993,092
Total investments	$18,186,614	$993,092	$13,259,771	$32,439,477

(*)	As discussed in Note 2, investments that are measured using the practical expedient are not classified within the fair value hierarchy.

Common/Collective Trusts - Principal LifeTime Hybrid Date Funds

The Plan offers 14 common/collective trusts called the Principal LifeTime Hybrid Date Funds (“LifeTime Date Funds”). These LifeTime Date Funds include: the Principal LifeTime Hybrid 2015 Fund; the Principal LifeTime Hybrid 2020 Fund; the Principal LifeTime Hybrid 2025 Fund; the Principal LifeTime Hybrid 2030 Fund; the Principal LifeTime Hybrid 2035 Fund; the Principal LifeTime Hybrid 2040 Fund; the Principal LifeTime Hybrid 2045 Fund; the Principal LifeTime Hybrid 2050 Fund; the Principal LifeTime Hybrid 2055 Fund; the Principal LifeTime Hybrid 2060 Fund; the Principal LifeTime Hybrid 2065 Fund; the Principal LifeTime Hybrid 2070 Fund; Principal Stable Value Z Fund; and the Principal LifeTime Hybrid Income Fund. The unit value of each of these funds is determined on a daily basis. Units are issued and redeemed at their unit value. Net investment income and realized and unrealized gains and losses on investments are not distributed to participants but are reflected in the unit value.